Financial risk management - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Trade payables	¥ 104,224	¥ 152,066
Financial liabilities including in other payables and accruals	137,401	186,179
Borrowings	843,073	813,776
Lease liabilities	4,915	15,061
Convertible bonds	264,174	71,535
Total	1,353,787	1,238,617
Gross carrying amount
Financial risk management
Trade payables	104,224	152,066
Financial liabilities including in other payables and accruals	137,401	186,179
Borrowings	824,045	754,774
Lease liabilities	4,552	14,090
Convertible bonds	241,524	89,950
Total	1,311,746	1,197,059
Less than 1 year
Financial risk management
Trade payables	104,224	152,066
Financial liabilities including in other payables and accruals	137,401	186,179
Borrowings	788,994	106,211
Lease liabilities	1,410	7,709
Convertible bonds	264,174	71,535
Total	1,296,203	523,700
1-2 years
Financial risk management
Borrowings	1,532	707,565
Lease liabilities	1,284	5,081
Total	2,816	712,646
Between 2 and 5 years
Financial risk management
Borrowings	52,547
Lease liabilities	2,221	2,271
Total	¥ 54,768	¥ 2,271